Reconciliation of Income Tax Expense to Amount Computed by Applying Current Statutory Tax Rate to Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ 22,272	$ (15,231)	$ (13,254)
PRC tax rate	25.00%	25.00%	25.00%
Tax benefit (tax expense) at PRC tax rate on income (loss) before income tax	$ (5,568)	$ 3,808	$ 3,314
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(195)	(192)	(530)
Change in valuation allowance	209	870	(2,249)
Non-deductible and non-taxable items	(1,343)	(2,311)	94
Others	318	(135)	$ (629)
Total	$ (6,579)	$ 2,040